Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Change in Type of Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Foreign Exchange Risk Factor [Line items]
Net Income for the Year	$ 1,763,824,213	$ 797,150,061	$ 357,608,989
Shareholders’ Equity	$ 6,583,353,242	4,769,249,798	$ 4,482,320,552	$ 4,366,546,223
Currency risk | Top of range | US Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ 70,069	172,145
Shareholders’ Equity	$ 770,760	1,893,593
Currency risk | Top of range | Euro
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ 1,129	5,786
Shareholders’ Equity	$ 12,417	63,641
Currency risk | Top of range | Canadian Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ 190	177
Shareholders’ Equity	$ 2,093	1,950
Currency risk | Top of range | Real
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ 38	83
Shareholders’ Equity	$ 419	910
Currency risk | Top of range | Swiss Franc
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ (2)	26
Shareholders’ Equity	$ (19)	281
Currency risk | Top of range | Others
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ 155	221
Shareholders’ Equity	$ 1,704	2,427
Currency risk | Bottom of range | US Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ (70,069)	(172,145)
Shareholders’ Equity	$ 630,622	1,549,303
Currency risk | Bottom of range | Euro
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ (1,129)	(5,786)
Shareholders’ Equity	$ 10,159	52,069
Currency risk | Bottom of range | Canadian Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ (190)	(177)
Shareholders’ Equity	$ 1,713	1,596
Currency risk | Bottom of range | Real
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ (38)	(83)
Shareholders’ Equity	$ 343	744
Currency risk | Bottom of range | Swiss Franc
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ 2	(26)
Shareholders’ Equity	$ (15)	229
Currency risk | Bottom of range | Others
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ (155)	(221)
Shareholders’ Equity	$ 1,394	$ 1,985